Revenue Attributed to Countries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue:
Revenues	$ 407,113		$ 355,966		$ 272,392
United States
Revenue:
Revenues	202,012		179,893		147,521
United Kingdom
Revenue:
Revenues	56,220		56,012		44,831
Other Countries
Revenue:
Revenues	$ 148,881	[1]	$ 120,061	[1]	$ 80,040	[1]

[1]	No individual country represented more than 10% of the respective totals.